May 6, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Variable Funds (on behalf of ING Growth and Income Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Funds (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Growth and Income Portfolio, a series of the Registrant, will acquire all of the assets of ING Opportunistic LargeCap Portfolio, a series of ING Variable Portfolios, Inc., in exchange for shares of ING Growth and Income Portfolio and the assumption by ING Growth and Income Portfolio of the liabilities of ING Opportunistic LargeCap Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe

Counsel

ING U.S. Legal Services

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